(LOSS) GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS	12 Months Ended
Dec. 31, 2012
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
(LOSS) GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS

9.	GAIN (LOSS) ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS

Gain (loss) on sale of assets and amortization of deferred gains in each of the three years ended December 31 may be summarized as follows;

(in thousands of $)	2012	2011	2010
Net gain (loss) on lease terminations	3,860	(21,780)	5,924
Loss on sale of SPCs to Frontline 2012	—	(306,972)	—
Net (loss) gain on sale of vessels	(2,109)	9,271	95
Amortization of deferred gains	15,062	11,653	24,916
Other	—	(66)	—
	16,813	(307,894)	30,935